Income Tax - Tax-exemption Information Related to Profits Generated from Certain Projects (Detail)	12 Months Ended
Dec. 31, 2017
Construction and expansion of two thousand and seven [member]
Disclosure Of Tax Exemption [Line Items]
Tax-exemption Period, Start	2014
Tax-exemption Period, End	2018
Construction and expansion of two thousand and eight [member]
Disclosure Of Tax Exemption [Line Items]
Tax-exemption Period, Start	2015
Tax-exemption Period, End	2019
Construction and expansion of two thousand and nine [member]
Disclosure Of Tax Exemption [Line Items]
Tax-exemption Period, Start	2018
Tax-exemption Period, End	2022